UNITED STATES
		            SECURITIES AND EXCHAGE COMMISSION
				Washington, D.C. 20549

					Form 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenway Trading LLC
Address:	7 North Broad Street,
		Suite 204
		Ridgewood, NJ 07450

Form 13F File Number: 28-10784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral part of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Aiman Salem
Title:		Chief Financial Officer
Phone:		(201) 447 2300

Signature, Place and Date of Signing:

Aiman Salem		Ridgewood, NJ		   February 10, 2012
[Signature]		[City, State]			[Date]


Report Type (Check only one.):

[x] 13F HOLDING REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		9
Form 13F Information Table Value Total:		$2,524
						(thousands)
List of Other Included Managers:

NONE

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									FORM 13F INFORMATION TABLE
Name Of Issuer                 ClsTitle Cusip     Value     Shares    SH PC InvDescr OtrMgrs VASole    VAShrd VANone
CATERPILLAR INC                COM      149123101 417       4600      SH    SOLE             4600      0      0
COSTCO WHOLESALE CORP          COM      22160K105 242       2900      SH    SOLE             2900      0      0
INTL BUSINESS MACHINES CORP    COM      459200101 221       1200      SH    SOLE             1200      0      0
ORACLE CORP                    COM      68389X105 272       10600     SH    SOLE             10600     0      0
SCHLUMBERGER LTD               COM      806857108 287       4200      SH    SOLE             4200      0      0
TARGET CORP                    COM      87612E106 215       4200      SH    SOLE             4200      0      0
TRANSOCEAN INC                 COM      G90073100 269       7000      SH    SOLE             7000      0      0
UNITED TECHNOLOGIES CORP       COM      913017109 322       4400      SH    SOLE             4400      0      0
VF CORP                        COM      918204108 279       2200      SH    SOLE             2200      0      0